Employee Benefit Plans And Non-Qualified Plans - Summary of Expenses Recorded in the Financial Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dover Us Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan expenses	$ 3,922	$ 4,643	$ 4,783
Canada Salaried Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan expenses	554	1,615	513
Other non-qualified Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension plan expenses	$ 108	$ 121	$ 123